BORROWINGS - Current and Non-current Borrowings (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current borrowings
Bank loans	$ 907	$ 1,198
Non-current borrowings
Bank loans	25,061	50,188
Borrowings	$ 25,968	$ 51,386	$ 0	$ 6,011